UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Abacus (C.I.) Limited
           -----------------------------------------------------
Address:   La Motte Chambers
           St. Helier
           Jersey, United Kingdom, JE1 1BJ
           -----------------------------------------------------

Form 13F File Number: 028-12042
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Simon J. Harman
        -------------------------
Title:  Compliance & Risk Director
        -------------------------
Phone:  00 44 1534 602031
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mr Simon J. Harman                 Jersey, CI, UK                 1/31/2007
----------------------                 --------------                 ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-11601         Sean Creavy
                 Senior Manager, Client Services & Operations

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  1
                                         ------------
Form 13F Information Table Entry Total:            83
                                         ------------
Form 13F Information Table Value Total:  $109,455,293
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  1.  ROYAL BANK OF CANADA, FORM 13F FILE NUMBER 028-11396

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ABBEY NATL PLC                 GDR 7.375% PRF   002920809    25430    1000 SH       Sole               1000      0    0
ALLIED CAP CORP NEW            COM              01903Q108    32650    1000 SH       Sole               1000      0    0
AVIS BUDGET GROUP              COM              053774105     5418     250 SH       Sole                250      0    0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390    79770    3000 SH       Sole               3000      0    0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390    79770    3000 SH       Sole               3000      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207   109860      30 SH       Sole                 30      0    0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101    46530    1000 SH       Sole               1000      0    0
BURLINGTON NORTHN SANTA FE C   COM              12189T104    45378     615 SH       Sole                615      0    0
CBS CORP NEW                   CL B             124857202    15598     500 SH       Sole                500      0    0
CENTEX CORP                    COM              152312104    19682     350 SH       Sole                350      0    0
CHEVRON CORP NEW               COM              166764100    73520    1000 SH       Sole               1000      0    0
CISCO SYS INC                  COM              17275R102    27300    1000 SH       Sole               1000      0    0
CISCO SYS INC                  COM              17275R102   136500    5000 SH       Sole               5000      0    0
CITIGROUP INC                  COM              172967101    55680    1000 SH       Sole               1000      0    0
CITIGROUP INC                  COM              172967101    55680    1000 SH       Sole               1000      0    0
CONAGRA FOODS INC              COM              205887102    80970    3000 SH       Sole               3000      0    0
CONOCOPHILLIPS                 COM              20825C104    51754     720 SH       Sole                720      0    0
DOW CHEM CO                    COM              260543103    39915    1000 SH       Sole               1000      0    0
EATON VANCE ENH EQTY INC FD    COM              278277108    51613    2500 SH       Sole               2500      0    0
EXXON MOBIL CORP               COM              30231G102    76635    1000 SH       Sole               1000      0    0
EXXON MOBIL CORP               COM              30231G102    41383     540 SH       Sole                540      0    0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    52750    1000 SH       Sole               1000      0    0
JOHN HANCOCK BK &THRIFT OPP    SH BEN INT       409735107    30195    3000 SH       Sole               3000      0    0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300    43299    2750 SH       Sole               2750      0    0
HARTFORD FINL SVCS GROUP INC   COM              416515104    37304     400 SH       Sole                400      0    0
HEWLETT PACKARD CO             COM              428236103   163633    3973 SH       Sole               3973      0    0
HOSPIRA INC                    COM              441060100     6709     200 SH       Sole                200      0    0
INTEL CORP                     COM              458140100     8094     400 SH       Sole                400      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101    97205    1000 SH       Sole               1000      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101    45200     465 SH       Sole                465      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101    19441     200 SH       Sole                200      0    0
ISHARES INC                    MSCI UTD KINGD   464286699   631843   26950 SH       Sole              26950      0    0
ISHARES INC                    MSCI UTD KINGD   464286699   283216   12080 SH       Sole              12080      0    0
ISHARES INC                    MSCI JAPAN       464286848   600584   42250 SH       Sole              42250      0    0
ISHARES TR                     MSCI EMERG MKT   464287234   556481    4875 SH       Sole               4875      0    0
JP MORGAN CHASE & CO           COM              46625H100    96590    2000 SH       Sole               2000      0    0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106   146110    3050 SH       Sole               3050      0    0
LEHMAN BROS HLDGS INC          COM              524908100    46875     600 SH       Sole                600      0    0
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104    82850   10000 SH       Sole              10000      0    0
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104    41425    5000 SH       Sole               5000      0    0
LILLY ELI & CO                 COM              532457108   260425    5000 SH       Sole               5000      0    0
MERCK & CO INC                 COM              589331107   174340    4000 SH       Sole               4000      0    0
MICROSOFT CORP                 COM              594918104    59700    2000 SH       Sole               2000      0    0
MORGAN STANLEY                 COM NEW          617446448  9409237  115621 SH       Sole             115621      0    0
MORGAN STANLEY                 COM NEW          617446448 55442160  681275 SH       Sole             681275      0    0
ONEOK INC NEW                  COM              682680103    23719     550 SH       Sole                550      0    0
PFIZER INC                     COM              717081103   103600    4000 SH       Sole               4000      0    0
PFIZER INC                     COM              717081103    51800    2000 SH       Sole               2000      0    0
PLUM CREEK TIMBER CO INC       COM              729251108    79840    2000 SH       Sole               2000      0    0
PLUM CREEK TIMBER CO INC       COM              729251108    39920    1000 SH       Sole               1000      0    0
PROCTER & GAMBLE CO            COM              742718109   128490    2000 SH       Sole               2000      0    0
QUALCOMM INC                   COM              747525103    60432    1600 SH       Sole               1600      0    0
REALOGY CORP                   COM              75605E100    18953     625 SH       Sole                625      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754    78960    3000 SH       Sole               3000      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    50970    2000 SH       Sole               2000      0    0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    25515    1000 SH       Sole               1000      0    0
SPDR TR                        UNIT SER 1       78462F103   265397    1875 SH       Sole               1875      0    0
SCHLUMBERGER LTD               COM              806857108  2586023   40944 SH       Sole              40944      0    0
SCHLUMBERGER LTD               COM              806857108  3078039   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  3078039   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  3078039   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  3078039   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  5187078   82126 SH       Sole              82126      0    0
SCHLUMBERGER LTD               COM              806857108  4991282   79026 SH       Sole              79026      0    0
SCHLUMBERGER LTD               COM              806857108  4991282   79026 SH       Sole              79026      0    0
SCHLUMBERGER LTD               COM              806857108  4991282   79026 SH       Sole              79026      0    0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506   132176    2250 SH       Sole               2250      0    0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208    53900    2000 SH       Sole               2000      0    0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208    53900    2000 SH       Sole               2000      0    0
TIME WARNER INC                COM              887317105    21780    1000 SH       Sole               1000      0    0
TIME WARNER INC                COM              887317105   187308    8600 SH       Sole               8600      0    0
VERIZON COMMUNICATIONS         COM              92343V104    37240    1000 SH       Sole               1000      0    0
VIACOM INC NEW                 CL B             92553P201    20498     500 SH       Sole                500      0    0
WYNDHAM WORLDWIDE CORP         COM              98310W108    16008     500 SH       Sole                500      0    0
ACCENTURE LTD BERMUDA          CL A             G1150G111  1219879   32992 SH       Sole              32992      0    0
ACCENTURE LTD BERMUDA          CL A             G1150G111  1047576   28332 SH       Sole              28332      0    0
ACCENTURE LTD BERMUDA          CL A             G1150G111  1074050   29048 SH       Sole              29048      0    0
BUNGE LIMITED                  COM              G16962105    55833     770 SH       Sole                770      0    0
FLEXTRONICS INTL LTD           ORD              Y2573F102    19493    1698 SH       Sole               1698      0    0
AMERICAN EXPRESS CO            COM              25816109     12130     200 SH       Sole                200      0    0
AMERIPRISE FINL INC            COM              03076C106     5445     100 SH       Sole                100      0    0
GENERAL ELECTRIC CO            COM              369604103    18605     500 SH       Sole                500      0    0
INTEL CORP                     COM              458140100     6071     300 SH       Sole                300      0    0